Notes Payable - Summary of Future Principal Payments on Notes Payable (Details)	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 248,911
2023	0
2024	0
2025	0
2026	0
Total notes payable	$ 248,911